UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal Income Investment Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
Florida - 138%	Ave Maria Stewardship Community District, Florida, Revenue Bonds,
	4.80%, 11/01/12	$1,000	$866,020
	Beacon Tradeport Community Development District, Florida, Special
	Assessment Revenue Refunding Bonds (Commercial Project), Series A,
	5.625%, 5/01/32 (a)	7,705	6,586,234
	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
	Revenue Bonds (Health First, Inc. Project), 5%, 4/01/36	2,000	1,251,640
	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (b)	1,700	1,546,949
	Capital Projects Finance Authority, Florida, Student Housing
	Revenue Bonds (Capital Projects Loan Program),
	Senior Series F-1, 5%, 10/01/31 (c)	2,800	2,370,508
	Capital Region Community Development District, Florida, Special
	Assessment Revenue Bonds, Series A, 7%, 5/01/39	640	538,976
	Escambia County, Florida, Health Facilities Authority, Health Facility
	Revenue Bonds (Florida Health Care Facility Loan), 5.95%, 7/01/20 (d)	799	806,761
	Fort Myers, Florida, Utility System Revenue Refunding
	Bonds, 5%, 10/01/31 (c)	1,355	1,240,909
	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
	Improvement Bonds, Series A, 5.25%, 6/01/26	2,500	1,975,900
	Heritage Harbour North Community Development District, Florida, Capital
	Improvement Bonds, 6.375%, 5/01/38	1,500	1,113,105
	Heritage Harbour South Community Development District, Florida, Capital
	Improvement Special Assessment Bonds, Series A, 6.50%, 5/01/34	1,610	1,348,971
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), Series A, 6%, 11/15/11 (e)	6,500	7,115,680
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
	Project), 5.50%, 10/01/23	1,450	1,196,699
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
	Project), Series A, 5.65%, 5/15/18	900	839,853
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), 5%, 8/15/37 (b)	2,280	1,994,362
	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/30	4,085	3,645,086
	Jacksonville, Florida, Transit Revenue Bonds, 5%, 10/01/26 (c)	4,000	3,786,800
	Laguna Lakes Community Development District, Florida, Special Assessment
	Revenue Refunding Bonds, Series A, 6.40%, 5/01/13 (e)	1,575	1,768,032
	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
	(Shell Point/Alliance Obligor Group), 5%, 11/15/32	1,430	917,617
	Lee Memorial Health System, Florida, Hospital Revenue Bonds,
	Series A, 5%, 4/01/32 (d)	1,000	878,450
Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds

BlackRock Municipal Income Investment Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
	Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project),
	Series A, 6%, 7/01/25	$1,620	$1,289,828
	Melbourne, Florida, Water and Sewer Revenue Bonds,
	5.23%, 10/01/21 (f)(g)(h)	2,770	1,395,304
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida),
	6.75%, 11/15/21	1,565	1,309,389
	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue
	Refunding Bonds, 5.125%, 7/01/25 (c)(f)	1,000	961,450
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5.25%, 5/01/28 (i)	1,440	1,379,016
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5.25%, 5/01/30 (i)	1,160	1,101,281
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series B, 5.596%, 10/01/33 (c)(h)	9,700	1,846,298
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series C, 5.623%, 10/01/28 (c)(h)	25,000	6,793,500
	Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds,
	Sub-Series A, 5.535%, 10/01/19 (c)(h)	2,595	1,355,965
	New River Community Development District, Florida, Capital Improvement
	Revenue Bonds, Series B, 5%, 5/01/13	1,500	948,945
	Northern Palm Beach County Improvement District, Florida,
	Water Control and Improvement Revenue Bonds (Unit of Development
	Number 43), 6.10%, 8/01/11 (e)	1,155	1,239,026
	Northern Palm Beach County Improvement District, Florida, Water Control
	and Improvement Revenue Bonds (Unit of Development Number 43), 6.125%,
	8/01/11 (e)	3,500	3,831,660
	Northern Palm Beach County Improvement District, Florida,
	Water Control and Improvement Revenue Bonds (Unit of Development
	Number 43), 6.10%, 8/01/21	225	201,092
	Orange County, Florida, Educational Facilities Authority, Educational
	Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/27 (d)	1,000	932,600
	Orange County, Florida, Health Facilities Authority, Health Care Revenue
	Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	655	491,021
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), 5.70%, 7/01/26	600	425,952
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Orlando Regional Healthcare), Series B,
	5.25%, 12/01/29 (b)	1,200	1,138,392
	Orange County, Florida, Tourist Development, Tax Revenue Refunding
	Bonds, 5%, 10/01/29 (d)	1,300	1,146,184
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent
	Contract Payments), Series A, 5.25%, 11/01/38 (i)	1,000	906,490
	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
	Bonds, Series A, 5%, 7/01/32 (b)	2,000	1,809,560
	Palm Beach County, Florida, School Board, COP, Refunding,
	Series B, 5%, 8/01/25 (d)	2,500	2,277,300

BlackRock Municipal Income Investment Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)		Value
	Pine Ridge Plantation Community Development District, Florida, Capital
	Improvement and Special Assessment Bonds, Series B, 5%, 5/01/11	$580		$532,092
	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
	5%, 10/01/35 (b)	1,000		875,650
	Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.335%,
	6/01/30 (d)(h)	3,945		993,943
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds
	(Baptist Health System Obligation Group), 5.25%, 2/01/13 (e)	12,000		12,930,120
	South Miami Health Facilities Authority, Florida, Hospital Revenue Refunding
	Bonds (Baptist Health System Obligation Group), 5%, 8/15/32	1,000		814,340
	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT,
	6.80%, 10/01/32	2,655		2,267,768
	Suncoast Community Development District, Florida, Capital Improvement
	Revenue Bonds, Series A, 5.875%, 5/01/34	985		758,755
	Tampa, Florida, Revenue Bonds (University of Tampa Project),
	5.625%, 4/01/32 (a)	5,500		4,640,515
	Tampa, Florida, Water and Sewer Revenue Refunding Bonds,
	Series A, 5%, 10/01/26	4,000		3,862,080
	Tolomato Community Development District, Florida, Special Assessment
	Bonds, 6.55%, 5/01/27	1,250		1,039,863
	Village Center Community Development District, Florida, Recreational
	Revenue Bonds, Series A, 5%, 11/01/32 (c)	1,795		1,504,695
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, Series A, 6%, 5/01/22	2,765		2,406,075
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, Series A, 6.50%, 5/01/33	1,325		1,112,921
	Volusia County, Florida, Educational Facility Authority, Educational
	Facilities Revenue Bonds (Embry-Riddle Aeronautical University Project),
	Series A, 5.75%, 10/15/29	2,000		1,645,740
	Watergrass Community Development District, Florida, Special Assessment
	Revenue Bonds, Series B, 5.125%, 11/01/14	1,000		833,540
				110,786,902
Nevada - 3.2%	Clark County, Nevada, Water Reclamation District, Limited
	Tax, GO, 6%, 7/01/38	2,500		2,545,625
New York - 1.7%	New York City, New York, City Municipal Water Finance Authority, Water
	and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	1,400		1,395,436
South Carolina - 2.1%	South Carolina State Public Service Authority, Revenue Refunding Bonds,
	Series A, 5.50%, 1/01/38	1,750		1,669,325
Texas - 1.5%	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier,
	Series K-1, 5.75%, 1/01/38 (i)	1,250		1,205,425
Puerto Rico - 2.3%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 6%, 7/01/44	2,100		1,867,068
	Total Municipal Bonds - 148.8%			119,469,781
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (j)
Florida - 9.4%	Jacksonville Electric Authority, Florida, Saint John's River Power Park
	System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37		1,110	974,913

BlackRock Municipal Income Investment Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
	Jacksonville, Florida, Economic Development Commission, Health Care
	Facilities Revenue Bonds (Mayo Clinic-Jacksonville),
	Series B, 5.50%, 11/15/36	$ 7,493	$6,609,763
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 9.4%		7,584,676
	Total Long-Term Investments (Cost - $140,127,400) - 158.2%		127,054,457
	Short-Term Securities	Shares
	CMA Florida Municipal Money Fund, 1.20% (k)(l)	11,720,185	11,720,185
	Total Short-Term Securities (Cost - $11,720,185) - 14.6%		11,720,185
	Total Investments (Cost - $151,847,585*) - 172.8%		138,774,642
	Liabilities in Excess of Other Assets - (4.1)%		(3,298,011)
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (7.0)%		(5,619,156)
	Preferred Shares, at Redemption Value - (61.7)%		(49,570,954)
	Net Assets Applicable to Common Shares - 100.0%		$80,286,521

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$145,685,423
Gross unrealized appreciation	$2,812,688
Gross unrealized depreciation	(15,271,657)
Net unrealized depreciation	$(12,458,969)

(a)	Radian Insured.
(b)	FSA Insured.
(c)	MBIA Insured.
(d)	AMBAC Insured.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	FGIC Insured.
(g)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(h)	Represents a zero-coupon bond. The interest rate shown is the effective yield at the time of purchase.
(i)	Assured Guaranty Insured.
(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Represents the current yield as of report date.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Florida Municipal Money Fund	5,216,852	$ 39,136

BlackRock Municipal Income Investment Trust
Schedule of Investments October 31, 2008 (Unaudited)

  Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$11,720,185
Level 2	127,054,457
Level 3	-
Total	$138,774,642

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Income Investment Trust

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: December 19, 2008